REGULATORY CAPITAL (Schedule of Compliance with Regulatory Capital Requirements) (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Jun. 30, 2018
Parent Company [Member]
Total Capital (to Risk-Weighted Assets)
Total Capital (to Risk-Weighted Assets) - Actual	$ 36,615	$ 34,712
Total Capital (to Risk-Weighted Assets) - To Be Well Capitalized	18,895	18,815
Total Capital (to Risk-Weighted Assets) - For Capital Adequacy Purposes	$ 15,116	$ 15,052
Total Capital (to Risk-Weighted Assets) - Actual ratio	19.38%	18.45%
Total Capital (to Risk-Weighted Assets) - To Be Well Capitalized ratio	10.00%	10.00%
Total Capital (to Risk-Weighted Assets) - For Capital Adequacy Purposes ratio	8.00%	8.00%
Tier I Capital (to Risk-Weighted Assets)
Tier I Capital (to Risk-Weighted Assets) - Actual	$ 36,035	$ 34,205
Tier I Capital (to Risk-Weighted Assets) - To Be Well Capitalized	15,116	15,052
Tier I Capital (to Risk-Weighted Assets) - For Capital Adequacy Purposes	$ 11,337	$ 11,289
Tier I Capital (to Risk-Weighted Assets) - Actual ratio	19.07%	18.18%
Tier I Capital (to Risk-Weighted Assets) - To Be Well Capitalized ratio	8.00%	8.00%
Tier I Capital (to Risk-Weighted Assets) - For Capital Adequacy Purposes ratio	6.00%	6.00%
Tier I Capital (to Average Total Assets)
Tier I Capital (to Average Total Assets) - Actual	$ 36,035	$ 34,205
Tier I Capital (to Average Total Assets) - To Be Well Capitalized	17,663	17,718
Tier I Capital (to Average Total Assets) - For Capital Adequacy Purposes	$ 14,130	$ 14,174
Tier I Capital (to Average Total Assets) - Actual ratio	10.20%	9.65%
Tier I Capital (to Average Total Assets) - To Be Well Capitalized ratio	5.00%	5.00%
Tier I Capital (to Average Total Assets) - For Capital Adequacy Purposes ratio	4.00%	4.00%
Parent Company [Member] | Common Stock [Member]
Tier I Capital (to Risk-Weighted Assets)
Tier I Capital (to Risk-Weighted Assets) - Actual	$ 36,035	$ 34,205
Tier I Capital (to Risk-Weighted Assets) - To Be Well Capitalized	12,282	12,229
Tier I Capital (to Risk-Weighted Assets) - For Capital Adequacy Purposes	$ 8,503	$ 8,467
Tier I Capital (to Risk-Weighted Assets) - Actual ratio	19.07%	18.18%
Tier I Capital (to Risk-Weighted Assets) - To Be Well Capitalized ratio	6.50%	6.50%
Tier I Capital (to Risk-Weighted Assets) - For Capital Adequacy Purposes ratio	4.50%	4.50%
West View Savings Bank [Member]
Total Capital (to Risk-Weighted Assets)
Total Capital (to Risk-Weighted Assets) - Actual	$ 32,885	$ 32,483
Total Capital (to Risk-Weighted Assets) - To Be Well Capitalized	18,879	18,803
Total Capital (to Risk-Weighted Assets) - For Capital Adequacy Purposes	$ 15,103	$ 15,042
Total Capital (to Risk-Weighted Assets) - Actual ratio	17.42%	17.28%
Total Capital (to Risk-Weighted Assets) - To Be Well Capitalized ratio	10.00%	10.00%
Total Capital (to Risk-Weighted Assets) - For Capital Adequacy Purposes ratio	8.00%	8.00%
Tier I Capital (to Risk-Weighted Assets)
Tier I Capital (to Risk-Weighted Assets) - Actual	$ 32,305	$ 31,976
Tier I Capital (to Risk-Weighted Assets) - To Be Well Capitalized	15,103	15,042
Tier I Capital (to Risk-Weighted Assets) - For Capital Adequacy Purposes	$ 11,327	$ 11,281
Tier I Capital (to Risk-Weighted Assets) - Actual ratio	17.11%	17.01%
Tier I Capital (to Risk-Weighted Assets) - To Be Well Capitalized ratio	8.00%	8.00%
Tier I Capital (to Risk-Weighted Assets) - For Capital Adequacy Purposes ratio	6.00%	6.00%
Tier I Capital (to Average Total Assets)
Tier I Capital (to Average Total Assets) - Actual	$ 32,305	$ 31,976
Tier I Capital (to Average Total Assets) - To Be Well Capitalized	17,656	17,712
Tier I Capital (to Average Total Assets) - For Capital Adequacy Purposes	$ 14,124	$ 14,170
Tier I Capital (to Average Total Assets) - Actual ratio	9.15%	9.03%
Tier I Capital (to Average Total Assets) - To Be Well Capitalized ratio	5.00%	5.00%
Tier I Capital (to Average Total Assets) - For Capital Adequacy Purposes ratio	4.00%	4.00%
West View Savings Bank [Member] | Common Stock [Member]
Tier I Capital (to Risk-Weighted Assets)
Tier I Capital (to Risk-Weighted Assets) - Actual	$ 32,305	$ 31,976
Tier I Capital (to Risk-Weighted Assets) - To Be Well Capitalized	12,271	12,222
Tier I Capital (to Risk-Weighted Assets) - For Capital Adequacy Purposes	$ 8,496	$ 8,461
Tier I Capital (to Risk-Weighted Assets) - Actual ratio	17.11%	17.01%
Tier I Capital (to Risk-Weighted Assets) - To Be Well Capitalized ratio	6.50%	6.50%
Tier I Capital (to Risk-Weighted Assets) - For Capital Adequacy Purposes ratio	4.50%	4.50%